UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

June 30, 2014

1.833432.108

RRS-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 123,750
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		700,000	685,302
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	715,750
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		160,000	169,008
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	292,125
Redwood Trust, Inc. 4.625% 4/15/18		500,000	516,900
Spirit Realty Capital, Inc. 3.75% 5/15/21		200,000	200,750
			2,936,533
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	0
TOTAL FINANCIALS			3,621,835
TOTAL CONVERTIBLE BONDS			3,745,585
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	261,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		558,517	706,151
			967,401
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	200,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		$ 120,000	$ 124,800
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,593
KB Home:
8% 3/15/20		140,000	160,650
9.1% 9/15/17		205,000	241,388
Lennar Corp.:
4.125% 12/1/18		260,000	265,525
5.6% 5/31/15		284,000	294,664
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,257,765
Meritage Homes Corp. 7% 4/1/22		470,000	517,588
Ryland Group, Inc. 8.4% 5/15/17		129,000	149,801
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,720,440
10.75% 9/15/16		301,000	356,309
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	313,250
			5,806,773
TOTAL CONSUMER DISCRETIONARY			6,774,174
FINANCIALS - 1.1%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	237,600
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	275,885
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	229,861
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (g)		95,000	95,713
DDR Corp.:
7.5% 7/15/18		563,000	672,279
9.625% 3/15/16		526,000	601,820
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	313,500
Equity One, Inc.:
5.375% 10/15/15		95,000	100,235
6% 9/15/16		189,000	207,367
6.25% 1/15/17		189,000	209,843
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	293,955
6.3% 9/15/16		900,000	1,001,865
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
7.072% 6/8/15		$ 95,000	$ 100,595
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	172,803
6.5% 1/17/17		119,000	133,777
Hospitality Properties Trust:
5.625% 3/15/17		292,000	319,535
6.7% 1/15/18		189,000	212,877
iStar Financial, Inc.:
6.05% 4/15/15		618,000	639,630
7.125% 2/15/18		265,000	294,150
9% 6/1/17		395,000	456,225
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,977
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	182,325
National Retail Properties, Inc. 6.875% 10/15/17		379,000	440,214
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	203,175
Potlatch Corp. 7.5% 11/1/19		189,000	219,004
Prologis LP 7.625% 7/1/17		297,000	333,596
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	228,829
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,491
4.75% 5/1/24		163,000	166,525
6.75% 4/15/20		134,000	154,810
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	97,379
5.25% 1/15/16		189,000	201,119
			9,179,359
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	203,769
7.5% 5/15/15		95,000	100,327
CBRE Group, Inc. 5% 3/15/23		270,000	272,700
Excel Trust LP 4.625% 5/15/24		96,000	97,578
First Industrial LP 5.75% 1/15/16		189,000	200,753
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (g)		420,000	434,700
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	369,150
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson, Inc.:
5.875% 4/1/24		$ 110,000	$ 111,650
8.75% 4/1/19		590,000	638,321
Mid-America Apartments LP 6.05% 9/1/16 (g)		284,000	310,905
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)		130,000	129,675
Regency Centers LP 5.875% 6/15/17		114,000	128,138
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	151,467
			3,149,133
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		160,000	165,200
Wrightwood Capital LLC 1.9% 4/20/20 (d)		259,804	722,255
			887,455
TOTAL FINANCIALS			13,453,547
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	63,600
7.75% 2/15/19		195,000	207,675
			271,275
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	177,788
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	402,354
TOTAL NONCONVERTIBLE BONDS			21,079,138
TOTAL CORPORATE BONDS (Cost $22,936,567)			24,824,723
U.S. Treasury Inflation-Protected Obligations - 26.7%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 4,433,429	$ 4,019,356
0.75% 2/15/42		8,287,574	7,788,703
1.375% 2/15/44		3,458,174	3,796,698
1.75% 1/15/28		6,648,694	7,651,191
2% 1/15/26		11,594,459	13,654,736
2.125% 2/15/40		3,936,164	5,000,774
2.125% 2/15/41		4,283,255	5,483,568
2.375% 1/15/25		11,694,050	14,166,243
2.375% 1/15/27		9,739,779	11,947,212
2.5% 1/15/29		5,672,763	7,152,112
3.625% 4/15/28		5,235,123	7,350,029
3.875% 4/15/29		8,149,845	11,907,054
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		13,538,909	13,900,128
0.125% 4/15/17		13,097,808	13,552,655
0.125% 4/15/18		7,947,315	8,210,570
0.125% 1/15/22		15,552,702	15,657,957
0.125% 7/15/22		16,028,940	16,135,388
0.125% 1/15/23		13,042,392	12,996,535
0.375% 7/15/23		11,815,760	12,041,925
0.5% 4/15/15		992,104	1,006,869
0.625% 7/15/21		9,592,921	10,105,547
0.625% 1/15/24		8,127,360	8,418,482
1.125% 1/15/21		18,719,708	20,280,894
1.25% 7/15/20		17,382,344	19,054,717
1.375% 7/15/18		5,428,195	5,932,637
1.375% 1/15/20		10,291,032	11,289,581
1.625% 1/15/18		8,579,033	9,359,862
1.875% 7/15/15		6,900,223	7,169,759
1.875% 7/15/19		7,166,276	8,067,658
2% 1/15/16		7,028,573	7,413,500
2.125% 1/15/19		971,590	1,094,481
2.375% 1/15/17		8,469,117	9,268,390
2.5% 7/15/16		13,182,723	14,311,494
2.625% 7/15/17		13,179,201	14,758,135
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $332,006,808)			339,944,840
Asset-Backed Securities - 1.0%
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 6,652	$ 6,652
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (g)(h)		63,301	62,668
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		931,548	922,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (g)(h)		210,461	204,674
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	266,468
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	404,837
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		573,683	386,031
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		382,818	384,540
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		322,250	314,031
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5944% 11/28/39 (g)(h)		942,171	28,265
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.802% 9/25/46 (g)(h)		750,000	650,625
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		729,724	356,472
Merit Securities Corp. Series 13 Class M1, 7.904% 12/28/33 (h)		1,900,000	2,020,228
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9044% 8/28/38 (g)(h)		120,200	120,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,211,876
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		47,580	30,211
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8729% 2/5/36 (g)(h)		316,933	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (g)(h)		568,000	397,600
Series 2006-1A:
Class B, 0.5926% 9/25/26 (g)(h)		259,740	255,065
Class C, 0.7626% 9/25/26 (g)(h)		750,000	732,750
Class D, 0.8626% 9/25/26 (g)(h)		250,000	237,625
Class E, 0.9626% 9/25/26 (g)(h)		250,000	235,750
Class F, 1.3826% 9/25/26 (g)(h)		556,000	515,690
Class G, 1.5826% 9/25/26 (g)(h)		306,000	282,438
Class H, 1.8826% 9/25/26 (g)(h)		814,000	749,287
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.547% 11/21/40 (g)(h)		$ 1,437,585	$ 1,336,954
Class F, 2.177% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $13,344,546)			12,413,202
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6926% 1/25/19 (g)(h)		18,103	7,801
Class B4, 4.6926% 1/25/19 (g)(h)		36,206	11,416
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (g)(h)		189,000	212,227
Series 2010-K7 Class B, 5.4346% 4/25/20 (g)(h)		95,000	107,342
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		37,985	39,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $311,929)			378,651
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		643,024	637,599
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2902% 11/10/42 (h)		275,000	283,394
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1518% 3/15/22 (g)(h)		90,411	79,585
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6518% 8/15/17 (g)(h)		210,000	211,512
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.441% 3/11/39 (h)		568,000	587,525
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.16% 2/15/31 (g)(h)		231,000	231,304
Series 2013-D Class D, 3.002% 5/15/30 (g)(h)		250,000	251,403
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	404,783
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1069% 9/10/46 (g)(h)		250,000	245,825
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,378,295
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	$ 288,106
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	172,110
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	164,878
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	72,965
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	239,789
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	1,012,981
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		$ 200,000	191,820
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2818% 12/15/20 (g)(h)		66,526	66,305
Series 2005-LP5 Class F, 5.2851% 5/10/43 (g)(h)		200,000	206,571
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		139,436	144,392
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5572% 11/10/46 (g)(h)		580,000	627,390
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		21,875	21,828
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1704% 6/10/31 (g)(h)		584	583
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		179,120	182,237
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (h)(j)		1,156,048	168,139
Series K012 Class X3, 2.2879% 1/25/41 (h)(j)		665,148	86,611
Series K013 Class X3, 2.7903% 1/25/43 (h)(j)		1,124,000	180,046
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,390	11,390
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		149,417	162,661
Series 2000-C1 Class K, 7% 3/15/33		3,217	3,260
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (h)		500,000	560,048
Class D, 5.7228% 5/10/45 (g)(h)		500,000	528,634
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		641,000	767,883
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,051,068
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		284,000	325,369
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.752% 6/15/29 (g)(h)		245,000	245,000
Class F, 4.152% 6/15/29 (g)(h)		245,000	245,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		$ 10,194	$ 10,233
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8553% 6/15/38 (h)		589,000	627,939
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3697% 6/25/43 (g)(h)		443,000	446,186
Class D, 5.3697% 6/25/43 (g)(h)		365,500	370,083
Series 2014-2 Class E, 5.319% 1/20/41 (g)(h)		192,000	150,637
Mach One Trust LLC Series 2004-1A Class H, 6.2733% 5/28/40 (g)(h)		120,000	124,277
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		312,981	301,714
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (g)		250,000	240,893
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	957,312
Series 1997-RR Class F, 7.4301% 4/30/39 (g)(h)		39,668	39,668
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,239	313,126
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	821,777
Series 2011-C2:
Class D, 5.3051% 6/15/44 (g)(h)		358,000	388,300
Class E, 5.3051% 6/15/44 (g)(h)		454,000	479,872
Class F, 5.3051% 6/15/44 (g)(h)		343,000	319,699
Class XB, 0.4593% 6/15/44 (g)(h)(j)		12,067,221	343,409
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		239,470	311,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	503,532
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7268% 7/15/24 (g)(h)		341,000	339,596
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,442
Series 2004-C12 Class D, 5.4143% 7/15/41 (h)		217,888	218,489
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	631,680
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1832% 3/15/45 (g)(h)		220,000	182,142
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,354,596)			20,539,319
Common Stocks - 14.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
Stanley Martin Communities LLC Class B (a)(l)	6,300	$ 9,122,589
FINANCIALS - 13.5%
Capital Markets - 0.1%
Ellington Financial LLC	15,300	367,200
Real Estate Investment Trusts - 13.2%
Acadia Realty Trust (SBI)	140,644	3,950,690
Alexandria Real Estate Equities, Inc.	60,035	4,661,117
American Tower Corp.	7,200	647,856
Annaly Capital Management, Inc.	17,000	194,310
Anworth Mortgage Asset Corp.	63,600	328,176
Apartment Investment & Management Co. Class A	50,800	1,639,316
Arbor Realty Trust, Inc.	48,800	339,160
Ashford Hospitality Prime, Inc.	47,100	808,236
Associated Estates Realty Corp.	10,100	182,002
AvalonBay Communities, Inc.	17,959	2,553,590
BioMed Realty Trust, Inc.	35,300	770,599
Boston Properties, Inc.	62,401	7,374,550
CBL & Associates Properties, Inc.	96,870	1,840,530
Cedar Shopping Centers, Inc.	139,523	872,019
Chambers Street Properties	53,591	430,872
Cousins Properties, Inc.	92,200	1,147,890
CyrusOne, Inc.	25,700	639,930
CYS Investments, Inc.	77,580	699,772
DCT Industrial Trust, Inc.	334,800	2,748,708
Digital Realty Trust, Inc.	70,300	4,099,896
Douglas Emmett, Inc.	92,600	2,613,172
Dynex Capital, Inc.	68,000	601,800
EastGroup Properties, Inc.	4,300	276,189
Equity Lifestyle Properties, Inc.	136,533	6,029,297
Equity One, Inc.	3,703	87,354
Equity Residential (SBI)	59,613	3,755,619
Essex Property Trust, Inc.	33,772	6,244,781
Excel Trust, Inc.	97,328	1,297,382
Extra Space Storage, Inc.	17,500	931,875
Federal Realty Investment Trust (SBI)	38,946	4,709,350
FelCor Lodging Trust, Inc.	254,000	2,669,540
First Potomac Realty Trust	45,500	596,960
Hatteras Financial Corp.	24,300	481,383
HCP, Inc.	110,013	4,552,338
Health Care REIT, Inc.	25,775	1,615,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	7,200	$ 302,040
Host Hotels & Resorts, Inc.	104,481	2,299,627
Kite Realty Group Trust	29,033	178,263
LaSalle Hotel Properties (SBI)	88,321	3,116,848
Lexington Corporate Properties Trust	141,800	1,561,218
Liberty Property Trust (SBI)	29,700	1,126,521
LTC Properties, Inc.	16,100	628,544
MFA Financial, Inc.	544,166	4,467,603
Mid-America Apartment Communities, Inc.	81,664	5,965,555
Monmouth Real Estate Investment Corp. Class A	15,500	155,620
National Retail Properties, Inc. (f)	9,300	345,867
Newcastle Investment Corp.	180,200	863,158
Piedmont Office Realty Trust, Inc. Class A	224,900	4,259,606
Post Properties, Inc.	69,600	3,720,816
Prologis, Inc.	118,568	4,871,959
Public Storage	44,584	7,639,468
Redwood Trust, Inc. (f)	28,881	562,313
Select Income (REIT)	26,866	796,308
Senior Housing Properties Trust (SBI)	162,900	3,956,841
Simon Property Group, Inc.	103,123	17,147,292
SL Green Realty Corp.	48,919	5,352,228
Stag Industrial, Inc.	18,100	434,581
Sun Communities, Inc.	22,550	1,123,892
Taubman Centers, Inc.	59,700	4,525,857
Terreno Realty Corp.	85,267	1,648,211
Two Harbors Investment Corp.	60,600	635,088
UDR, Inc.	106,500	3,049,095
Ventas, Inc.	113,347	7,265,543
Vornado Realty Trust	15,747	1,680,677
Washington Prime Group, Inc. (a)	100,561	1,884,513
Washington REIT (SBI)	17,600	457,248
Weyerhaeuser Co.	65,874	2,179,771
WP Carey, Inc.	21,200	1,365,280
		167,959,029
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	93,531	1,858,461
Kennedy-Wilson Holdings, Inc.	28,000	750,960
		2,609,421
TOTAL FINANCIALS		170,935,650
Common Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	3,900	$ 188,997
TOTAL COMMON STOCKS (Cost $169,862,450)		180,247,236
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (g)	43,800	1,168,146
Health Care REIT, Inc. Series I, 6.50%	3,800	220,756
Lexington Corporate Properties Trust Series C, 6.50%	13,700	667,875
		2,056,777
Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	22,741	582,397
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.9%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	304,152
American Capital Agency Corp. Series B, 7.75%	8,000	199,040
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,938
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	20,000	504,200
Series C, 5.50%	16,000	397,920
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	903,584
Series C, 7.625%	2,324	57,287
Series D, 7.50%	11,671	283,022
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,057,929
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	342,392
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	280,809
Arbor Realty Trust, Inc.:
7.375% (a)	12,320	307,630
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.: - continued
Series A, 8.25%	8,989	$ 223,107
Armour Residential REIT, Inc. Series B, 7.875%	5,645	137,456
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	262,296
Series E, 6.625%	3,000	74,940
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	310,361
CenterPoint Properties Trust Series D, 5.377%	5,280	3,801,600
Chesapeake Lodging Trust Series A, 7.75%	4,050	107,730
Coresite Realty Corp. Series A, 7.25%	14,176	356,526
CYS Investments, Inc. Series A, 7.75%	2,162	51,931
DDR Corp.:
Series J, 6.50%	13,519	335,677
Series K, 6.25%	5,623	134,390
Digital Realty Trust, Inc. Series G, 5.875%	6,286	138,543
Duke Realty LP Series L, 6.60%	1,034	25,850
Dynex Capital, Inc.:
Series A, 8.50%	20,755	515,762
Series B, 7.625%	10,545	253,396
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	750,025
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,533
Excel Trust, Inc. Series B, 8.125%	24,000	629,040
First Potomac Realty Trust 7.75%	22,008	571,108
General Growth Properties, Inc. Series A, 6.375%	3,847	92,713
Glimcher Realty Trust:
6.875%	702	17,564
Series G, 8.125%	3,562	90,653
Series H, 7.50%	2,898	73,841
Hatteras Financial Corp. Series A, 7.625%	5,740	135,808
Hudson Pacific Properties, Inc. 8.375%	11,698	310,114
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	161,113
iStar Financial, Inc.:
Series E, 7.875%	3,811	95,275
Series F, 7.80%	17,116	424,289
Series G, 7.65%	6,000	147,900
Kite Realty Group Trust 8.25%	900	23,643
LaSalle Hotel Properties:
Series G, 7.25%	6,119	155,239
Series I, 6.375%	3,663	87,802
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II Series B, 7.625%	27,795	$ 629,001
MFA Financial, Inc.:
8.00%	11,262	294,839
Series B, 7.50%	64,227	1,549,798
National Retail Properties, Inc.:
5.70%	3,272	74,732
Series D, 6.625%	3,500	88,410
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	212,375
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	201,613
Series C, 8.875%	10,582	271,640
Series D, 8.50%	8,486	215,629
Series E, 8.75% (a)	12,200	309,270
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	303,025
Series B, 8.00%	7,600	202,160
Series C, 6.50%	5,758	135,658
Pennsylvania (REIT) 7.375%	4,082	103,683
Prologis, Inc. Series Q, 8.54%	3,700	226,995
PS Business Parks, Inc.:
Series T, 6.00%	5,100	123,012
Series U, 5.75%	6,700	154,234
RAIT Financial Trust 7.625%	6,560	162,557
Saul Centers, Inc.:
Series A, 8.00%	3,440	90,644
Series C, 6.875%	14,926	376,882
Senior Housing Properties Trust 5.625%	4,000	92,000
Stag Industrial, Inc. Series A, 9.00%	40,000	1,114,000
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	255,502
Series C, 7.125%	6,788	169,632
Sun Communities, Inc. Series A, 7.125%	15,940	404,717
Taubman Centers, Inc. Series K, 6.25%	4,319	104,088
Terreno Realty Corp. Series A, 7.75%	5,000	130,450
UMH Properties, Inc. Series A, 8.25%	14,000	370,160
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	158,758
		23,863,623
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 187,617
TOTAL FINANCIALS		24,051,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,633,637
TOTAL PREFERRED STOCKS (Cost $34,343,050)		26,690,414
Bank Loan Obligations - 0.9%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE Select Hotels Corp. 5.892% 5/9/18 (h)	$ 497,840	497,840
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	248,750	250,616
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	165,000	164,588
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)	72,741	73,287
Cooper Hotel Group 12% 11/6/17	996,414	1,046,234
Extended Stay America, Inc. 9.625% 12/1/19	506,944	506,944
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,300
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	334,914	334,914
		2,894,723
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	138,600	139,813
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	280,725	282,129
TOTAL CONSUMER DISCRETIONARY		3,316,665
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - 0.5%
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	$ 2,973,021	$ 3,032,481
Real Estate Management & Development - 0.2%
CBRE Group, Inc. Tranche B, term loan 2.901% 3/28/21 (h)	83,938	83,570
CityCenter 8.74% 7/10/15 (h)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	21,748	21,721
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	722,658	722,658
		2,895,041
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	44,438	44,715
TOTAL FINANCIALS		5,972,237
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	66,204	66,535
Tranche E, term loan 3.4776% 1/25/17 (h)	24,839	24,870
ESH Hospitality, Inc. Tranche B, term loan 6/24/19 (k)	500,000	505,625
		597,030
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (h)	644,766	646,378
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 1.8995% 1/31/19 (h)	175,570	174,253
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	464,565	466,331
TOTAL BANK LOAN OBLIGATIONS (Cost $11,074,707)		11,172,894
Commodity Funds - 24.7%
	Principal Amount (e)	Value
Fidelity Commodity Strategy Central Fund (i) (Cost $389,716,654)	$ 30,938,185	$ 314,641,339
Fixed-Income Funds - 26.0%
Shares
Fidelity Floating Rate Central Fund (i) (Cost $311,345,496)	3,041,805	330,978,802
Preferred Securities - 0.0%
Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $565,774)	$ 500,000	25,000
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,005,260	7,005,260
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	339,150	339,150
TOTAL MONEY MARKET FUNDS (Cost $7,344,410)		7,344,410
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,311,206,987)		1,269,200,830
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,725,658
NET ASSETS - 100%		$ 1,272,926,488
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,566,767 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,760,188 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 622,682
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,662
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	12,942,470
Fidelity Securities Lending Cash Central Fund	661
Total	$ 13,049,480
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ 6,014,669	$ 34,873,790	$ 314,641,339	82.6%
Fidelity Floating Rate Central Fund	378,972,351	10,007,395	65,990,184	330,978,802	23.3%
Total	$ 705,264,685	$ 16,022,064	$ 100,863,974	$ 645,620,141
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,704,986	$ 582,397	$ -	$ 9,122,589
Financials	197,043,667	191,853,157	1,388,902	3,801,608
Materials	188,997	188,997	-	-
Corporate Bonds	24,824,723	-	24,102,468	722,255
U.S. Government and Government Agency Obligations	339,944,840	-	339,944,840	-
Asset-Backed Securities	12,413,202	-	7,456,986	4,956,216
Collateralized Mortgage Obligations	378,651	-	359,434	19,217
Commercial Mortgage Securities	20,539,319	-	15,793,811	4,745,508
Bank Loan Obligations	11,172,894	-	4,000,582	7,172,312
Fixed-Income Funds	330,978,802	330,978,802	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	7,344,410	7,344,410	-	-
Equity Funds	314,641,339	314,641,339	-	-
Total Investments in Securities:	$ 1,269,200,830	$ 845,589,102	$ 393,047,023	$ 30,564,705
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(300,335)
Net Unrealized Gain (Loss) on Investment Securities	2,050,862
Cost of Purchases	57,044
Proceeds of Sales	(9,912,133)
Amortization/Accretion	362,750
Investments in Securities: - continued
Transfers into Level 3	$ 30,743
Transfers out of Level 3	(728,819)
Ending Balance	$ 30,564,705
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 1,568,464

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,319,525,789. Net unrealized depreciation aggregated $50,324,959, of which $58,081,879 related to appreciated investment securities and $108,406,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/14	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 386,031	Discounted cash flow	Yield	10.0%	Decrease
Bank Loan Obligations	$ 3,611,167	Discounted cash flow	Yield	5.9% - 10.5%/ 8.9%	Decrease
Collateralized Mortgage Obligations	$ 19,217	Discounted cash flow	Yield	9.5% - 10%/ 9.8%	Decrease
Commercial Mortgage Securities	$ 313,126	Market comparable	Spread	12.9%	Decrease
Common Stocks	$ 9,122,589	Adjusted book value	Book value multiple	1.3	Increase
Asset Type	Fair Value at 06/30/14	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 722,255	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Strategic Real Return Fund

1.833431.108

ARRS-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
		Principal Amount (e)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 123,750
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (g)		700,000	685,302
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	715,750
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		160,000	169,008
CapLease, Inc. 7.5% 10/1/27 (g)		1,042,000	1,042,000
RAIT Financial Trust 4% 10/1/33		300,000	292,125
Redwood Trust, Inc. 4.625% 4/15/18		500,000	516,900
Spirit Realty Capital, Inc. 3.75% 5/15/21		200,000	200,750
			2,936,533
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (d)(g)		360,000	0
TOTAL FINANCIALS			3,621,835
TOTAL CONVERTIBLE BONDS			3,745,585
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (g)		250,000	261,250
Times Square Hotel Trust 8.528% 8/1/26 (g)		558,517	706,151
			967,401
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (g)		200,000	200,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)		$ 120,000	$ 124,800
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,593
KB Home:
8% 3/15/20		140,000	160,650
9.1% 9/15/17		205,000	241,388
Lennar Corp.:
4.125% 12/1/18		260,000	265,525
5.6% 5/31/15		284,000	294,664
M/I Homes, Inc. 8.625% 11/15/18		1,181,000	1,257,765
Meritage Homes Corp. 7% 4/1/22		470,000	517,588
Ryland Group, Inc. 8.4% 5/15/17		129,000	149,801
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,720,440
10.75% 9/15/16		301,000	356,309
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	313,250
			5,806,773
TOTAL CONSUMER DISCRETIONARY			6,774,174
FINANCIALS - 1.1%
Diversified Financial Services - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (g)		220,000	237,600
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	275,885
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	229,861
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (g)		95,000	95,713
DDR Corp.:
7.5% 7/15/18		563,000	672,279
9.625% 3/15/16		526,000	601,820
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	313,500
Equity One, Inc.:
5.375% 10/15/15		95,000	100,235
6% 9/15/16		189,000	207,367
6.25% 1/15/17		189,000	209,843
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	293,955
6.3% 9/15/16		900,000	1,001,865
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
7.072% 6/8/15		$ 95,000	$ 100,595
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	172,803
6.5% 1/17/17		119,000	133,777
Hospitality Properties Trust:
5.625% 3/15/17		292,000	319,535
6.7% 1/15/18		189,000	212,877
iStar Financial, Inc.:
6.05% 4/15/15		618,000	639,630
7.125% 2/15/18		265,000	294,150
9% 6/1/17		395,000	456,225
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	500,977
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	182,325
National Retail Properties, Inc. 6.875% 10/15/17		379,000	440,214
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	203,175
Potlatch Corp. 7.5% 11/1/19		189,000	219,004
Prologis LP 7.625% 7/1/17		297,000	333,596
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	228,829
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,491
4.75% 5/1/24		163,000	166,525
6.75% 4/15/20		134,000	154,810
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	97,379
5.25% 1/15/16		189,000	201,119
			9,179,359
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
6% 4/1/16		189,000	203,769
7.5% 5/15/15		95,000	100,327
CBRE Group, Inc. 5% 3/15/23		270,000	272,700
Excel Trust LP 4.625% 5/15/24		96,000	97,578
First Industrial LP 5.75% 1/15/16		189,000	200,753
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (g)		420,000	434,700
Howard Hughes Corp. 6.875% 10/1/21 (g)		345,000	369,150
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson, Inc.:
5.875% 4/1/24		$ 110,000	$ 111,650
8.75% 4/1/19		590,000	638,321
Mid-America Apartments LP 6.05% 9/1/16 (g)		284,000	310,905
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)		130,000	129,675
Regency Centers LP 5.875% 6/15/17		114,000	128,138
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	151,467
			3,149,133
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		160,000	165,200
Wrightwood Capital LLC 1.9% 4/20/20 (d)		259,804	722,255
			887,455
TOTAL FINANCIALS			13,453,547
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	63,600
7.75% 2/15/19		195,000	207,675
			271,275
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	177,788
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	402,354
TOTAL NONCONVERTIBLE BONDS			21,079,138
TOTAL CORPORATE BONDS (Cost $22,936,567)			24,824,723
U.S. Treasury Inflation-Protected Obligations - 26.7%
		Principal Amount (e)	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$ 4,433,429	$ 4,019,356
0.75% 2/15/42		8,287,574	7,788,703
1.375% 2/15/44		3,458,174	3,796,698
1.75% 1/15/28		6,648,694	7,651,191
2% 1/15/26		11,594,459	13,654,736
2.125% 2/15/40		3,936,164	5,000,774
2.125% 2/15/41		4,283,255	5,483,568
2.375% 1/15/25		11,694,050	14,166,243
2.375% 1/15/27		9,739,779	11,947,212
2.5% 1/15/29		5,672,763	7,152,112
3.625% 4/15/28		5,235,123	7,350,029
3.875% 4/15/29		8,149,845	11,907,054
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		13,538,909	13,900,128
0.125% 4/15/17		13,097,808	13,552,655
0.125% 4/15/18		7,947,315	8,210,570
0.125% 1/15/22		15,552,702	15,657,957
0.125% 7/15/22		16,028,940	16,135,388
0.125% 1/15/23		13,042,392	12,996,535
0.375% 7/15/23		11,815,760	12,041,925
0.5% 4/15/15		992,104	1,006,869
0.625% 7/15/21		9,592,921	10,105,547
0.625% 1/15/24		8,127,360	8,418,482
1.125% 1/15/21		18,719,708	20,280,894
1.25% 7/15/20		17,382,344	19,054,717
1.375% 7/15/18		5,428,195	5,932,637
1.375% 1/15/20		10,291,032	11,289,581
1.625% 1/15/18		8,579,033	9,359,862
1.875% 7/15/15		6,900,223	7,169,759
1.875% 7/15/19		7,166,276	8,067,658
2% 1/15/16		7,028,573	7,413,500
2.125% 1/15/19		971,590	1,094,481
2.375% 1/15/17		8,469,117	9,268,390
2.5% 7/15/16		13,182,723	14,311,494
2.625% 7/15/17		13,179,201	14,758,135
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $332,006,808)			339,944,840
Asset-Backed Securities - 1.0%
		Principal Amount (e)	Value
Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		$ 6,652	$ 6,652
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (g)(h)		63,301	62,668
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		931,548	922,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (g)(h)		210,461	204,674
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	266,468
Series 2002-2 Class M2, 9.163% 3/1/33 (h)		474,000	404,837
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (g)		573,683	386,031
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		382,818	384,540
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		322,250	314,031
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5944% 11/28/39 (g)(h)		942,171	28,265
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.802% 9/25/46 (g)(h)		750,000	650,625
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		729,724	356,472
Merit Securities Corp. Series 13 Class M1, 7.904% 12/28/33 (h)		1,900,000	2,020,228
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9044% 8/28/38 (g)(h)		120,200	120,200
Class C1B, 7.696% 8/28/38 (g)		1,211,876	1,211,876
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		47,580	30,211
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8729% 2/5/36 (g)(h)		316,933	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (g)(h)		568,000	397,600
Series 2006-1A:
Class B, 0.5926% 9/25/26 (g)(h)		259,740	255,065
Class C, 0.7626% 9/25/26 (g)(h)		750,000	732,750
Class D, 0.8626% 9/25/26 (g)(h)		250,000	237,625
Class E, 0.9626% 9/25/26 (g)(h)		250,000	235,750
Class F, 1.3826% 9/25/26 (g)(h)		556,000	515,690
Class G, 1.5826% 9/25/26 (g)(h)		306,000	282,438
Class H, 1.8826% 9/25/26 (g)(h)		814,000	749,287
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.547% 11/21/40 (g)(h)		$ 1,437,585	$ 1,336,954
Class F, 2.177% 11/21/40 (g)(h)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $13,344,546)			12,413,202
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6926% 1/25/19 (g)(h)		18,103	7,801
Class B4, 4.6926% 1/25/19 (g)(h)		36,206	11,416
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (g)(h)		189,000	212,227
Series 2010-K7 Class B, 5.4346% 4/25/20 (g)(h)		95,000	107,342
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		37,985	39,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $311,929)			378,651
Commercial Mortgage Securities - 1.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		643,024	637,599
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2902% 11/10/42 (h)		275,000	283,394
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1518% 3/15/22 (g)(h)		90,411	79,585
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6518% 8/15/17 (g)(h)		210,000	211,512
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.441% 3/11/39 (h)		568,000	587,525
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.16% 2/15/31 (g)(h)		231,000	231,304
Series 2013-D Class D, 3.002% 5/15/30 (g)(h)		250,000	251,403
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (g)		379,000	404,783
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1069% 9/10/46 (g)(h)		250,000	245,825
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(h)	CAD	1,605,000	1,378,295
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class G, 5.01% 5/15/44 (g)(h)	CAD	351,000	$ 288,106
Class H, 5.01% 5/15/44 (g)(h)	CAD	235,000	172,110
Class J, 5.01% 5/15/44 (g)(h)	CAD	235,000	164,878
Class K, 5.01% 5/15/44 (g)(h)	CAD	118,000	72,965
Class L, 5.01% 5/15/44 (g)(h)	CAD	421,000	239,789
Class M, 5.01% 5/15/44 (g)(h)	CAD	1,927,737	1,012,981
COMM Mortgage Trust Series 2013-CR10 Class D, 4.958% 8/10/46 (g)(h)		$ 200,000	191,820
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2818% 12/15/20 (g)(h)		66,526	66,305
Series 2005-LP5 Class F, 5.2851% 5/10/43 (g)(h)		200,000	206,571
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (g)		139,436	144,392
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5572% 11/10/46 (g)(h)		580,000	627,390
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		21,875	21,828
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1704% 6/10/31 (g)(h)		584	583
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (g)		179,120	182,237
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (h)(j)		1,156,048	168,139
Series K012 Class X3, 2.2879% 1/25/41 (h)(j)		665,148	86,611
Series K013 Class X3, 2.7903% 1/25/43 (h)(j)		1,124,000	180,046
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,390	11,390
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (h)		149,417	162,661
Series 2000-C1 Class K, 7% 3/15/33		3,217	3,260
GS Mortgage Securities Trust Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (h)		500,000	560,048
Class D, 5.7228% 5/10/45 (g)(h)		500,000	528,634
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (g)(h)		641,000	767,883
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		1,000,000	1,051,068
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(h)		284,000	325,369
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.752% 6/15/29 (g)(h)		245,000	245,000
Class F, 4.152% 6/15/29 (g)(h)		245,000	245,000
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		$ 10,194	$ 10,233
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8553% 6/15/38 (h)		589,000	627,939
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3697% 6/25/43 (g)(h)		443,000	446,186
Class D, 5.3697% 6/25/43 (g)(h)		365,500	370,083
Series 2014-2 Class E, 5.319% 1/20/41 (g)(h)		192,000	150,637
Mach One Trust LLC Series 2004-1A Class H, 6.2733% 5/28/40 (g)(h)		120,000	124,277
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (g)		312,981	301,714
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.935% 10/15/46 (g)		250,000	240,893
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	957,312
Series 1997-RR Class F, 7.4301% 4/30/39 (g)(h)		39,668	39,668
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		385,239	313,126
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	821,777
Series 2011-C2:
Class D, 5.3051% 6/15/44 (g)(h)		358,000	388,300
Class E, 5.3051% 6/15/44 (g)(h)		454,000	479,872
Class F, 5.3051% 6/15/44 (g)(h)		343,000	319,699
Class XB, 0.4593% 6/15/44 (g)(h)(j)		12,067,221	343,409
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		239,470	311,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		474,000	503,532
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7268% 7/15/24 (g)(h)		341,000	339,596
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	379,442
Series 2004-C12 Class D, 5.4143% 7/15/41 (h)		217,888	218,489
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	631,680
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1832% 3/15/45 (g)(h)		220,000	182,142
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,354,596)			20,539,319
Common Stocks - 14.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
Stanley Martin Communities LLC Class B (a)(l)	6,300	$ 9,122,589
FINANCIALS - 13.5%
Capital Markets - 0.1%
Ellington Financial LLC	15,300	367,200
Real Estate Investment Trusts - 13.2%
Acadia Realty Trust (SBI)	140,644	3,950,690
Alexandria Real Estate Equities, Inc.	60,035	4,661,117
American Tower Corp.	7,200	647,856
Annaly Capital Management, Inc.	17,000	194,310
Anworth Mortgage Asset Corp.	63,600	328,176
Apartment Investment & Management Co. Class A	50,800	1,639,316
Arbor Realty Trust, Inc.	48,800	339,160
Ashford Hospitality Prime, Inc.	47,100	808,236
Associated Estates Realty Corp.	10,100	182,002
AvalonBay Communities, Inc.	17,959	2,553,590
BioMed Realty Trust, Inc.	35,300	770,599
Boston Properties, Inc.	62,401	7,374,550
CBL & Associates Properties, Inc.	96,870	1,840,530
Cedar Shopping Centers, Inc.	139,523	872,019
Chambers Street Properties	53,591	430,872
Cousins Properties, Inc.	92,200	1,147,890
CyrusOne, Inc.	25,700	639,930
CYS Investments, Inc.	77,580	699,772
DCT Industrial Trust, Inc.	334,800	2,748,708
Digital Realty Trust, Inc.	70,300	4,099,896
Douglas Emmett, Inc.	92,600	2,613,172
Dynex Capital, Inc.	68,000	601,800
EastGroup Properties, Inc.	4,300	276,189
Equity Lifestyle Properties, Inc.	136,533	6,029,297
Equity One, Inc.	3,703	87,354
Equity Residential (SBI)	59,613	3,755,619
Essex Property Trust, Inc.	33,772	6,244,781
Excel Trust, Inc.	97,328	1,297,382
Extra Space Storage, Inc.	17,500	931,875
Federal Realty Investment Trust (SBI)	38,946	4,709,350
FelCor Lodging Trust, Inc.	254,000	2,669,540
First Potomac Realty Trust	45,500	596,960
Hatteras Financial Corp.	24,300	481,383
HCP, Inc.	110,013	4,552,338
Health Care REIT, Inc.	25,775	1,615,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	7,200	$ 302,040
Host Hotels & Resorts, Inc.	104,481	2,299,627
Kite Realty Group Trust	29,033	178,263
LaSalle Hotel Properties (SBI)	88,321	3,116,848
Lexington Corporate Properties Trust	141,800	1,561,218
Liberty Property Trust (SBI)	29,700	1,126,521
LTC Properties, Inc.	16,100	628,544
MFA Financial, Inc.	544,166	4,467,603
Mid-America Apartment Communities, Inc.	81,664	5,965,555
Monmouth Real Estate Investment Corp. Class A	15,500	155,620
National Retail Properties, Inc. (f)	9,300	345,867
Newcastle Investment Corp.	180,200	863,158
Piedmont Office Realty Trust, Inc. Class A	224,900	4,259,606
Post Properties, Inc.	69,600	3,720,816
Prologis, Inc.	118,568	4,871,959
Public Storage	44,584	7,639,468
Redwood Trust, Inc. (f)	28,881	562,313
Select Income (REIT)	26,866	796,308
Senior Housing Properties Trust (SBI)	162,900	3,956,841
Simon Property Group, Inc.	103,123	17,147,292
SL Green Realty Corp.	48,919	5,352,228
Stag Industrial, Inc.	18,100	434,581
Sun Communities, Inc.	22,550	1,123,892
Taubman Centers, Inc.	59,700	4,525,857
Terreno Realty Corp.	85,267	1,648,211
Two Harbors Investment Corp.	60,600	635,088
UDR, Inc.	106,500	3,049,095
Ventas, Inc.	113,347	7,265,543
Vornado Realty Trust	15,747	1,680,677
Washington Prime Group, Inc. (a)	100,561	1,884,513
Washington REIT (SBI)	17,600	457,248
Weyerhaeuser Co.	65,874	2,179,771
WP Carey, Inc.	21,200	1,365,280
		167,959,029
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	93,531	1,858,461
Kennedy-Wilson Holdings, Inc.	28,000	750,960
		2,609,421
TOTAL FINANCIALS		170,935,650
Common Stocks - continued
	Shares	Value
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
West Fraser Timber Co. Ltd.	3,900	$ 188,997
TOTAL COMMON STOCKS (Cost $169,862,450)		180,247,236
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (g)	43,800	1,168,146
Health Care REIT, Inc. Series I, 6.50%	3,800	220,756
Lexington Corporate Properties Trust Series C, 6.50%	13,700	667,875
		2,056,777
Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	22,741	582,397
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.9%
AG Mortgage Investment Trust, Inc. 8.00%	12,379	304,152
American Capital Agency Corp. Series B, 7.75%	8,000	199,040
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,938
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	20,000	504,200
Series C, 5.50%	16,000	397,920
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	903,584
Series C, 7.625%	2,324	57,287
Series D, 7.50%	11,671	283,022
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,057,929
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	342,392
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	280,809
Arbor Realty Trust, Inc.:
7.375% (a)	12,320	307,630
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.: - continued
Series A, 8.25%	8,989	$ 223,107
Armour Residential REIT, Inc. Series B, 7.875%	5,645	137,456
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	262,296
Series E, 6.625%	3,000	74,940
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	310,361
CenterPoint Properties Trust Series D, 5.377%	5,280	3,801,600
Chesapeake Lodging Trust Series A, 7.75%	4,050	107,730
Coresite Realty Corp. Series A, 7.25%	14,176	356,526
CYS Investments, Inc. Series A, 7.75%	2,162	51,931
DDR Corp.:
Series J, 6.50%	13,519	335,677
Series K, 6.25%	5,623	134,390
Digital Realty Trust, Inc. Series G, 5.875%	6,286	138,543
Duke Realty LP Series L, 6.60%	1,034	25,850
Dynex Capital, Inc.:
Series A, 8.50%	20,755	515,762
Series B, 7.625%	10,545	253,396
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	750,025
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,533
Excel Trust, Inc. Series B, 8.125%	24,000	629,040
First Potomac Realty Trust 7.75%	22,008	571,108
General Growth Properties, Inc. Series A, 6.375%	3,847	92,713
Glimcher Realty Trust:
6.875%	702	17,564
Series G, 8.125%	3,562	90,653
Series H, 7.50%	2,898	73,841
Hatteras Financial Corp. Series A, 7.625%	5,740	135,808
Hudson Pacific Properties, Inc. 8.375%	11,698	310,114
Invesco Mortgage Capital, Inc. Series A, 7.75%	6,507	161,113
iStar Financial, Inc.:
Series E, 7.875%	3,811	95,275
Series F, 7.80%	17,116	424,289
Series G, 7.65%	6,000	147,900
Kite Realty Group Trust 8.25%	900	23,643
LaSalle Hotel Properties:
Series G, 7.25%	6,119	155,239
Series I, 6.375%	3,663	87,802
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II Series B, 7.625%	27,795	$ 629,001
MFA Financial, Inc.:
8.00%	11,262	294,839
Series B, 7.50%	64,227	1,549,798
National Retail Properties, Inc.:
5.70%	3,272	74,732
Series D, 6.625%	3,500	88,410
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	212,375
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	201,613
Series C, 8.875%	10,582	271,640
Series D, 8.50%	8,486	215,629
Series E, 8.75% (a)	12,200	309,270
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	303,025
Series B, 8.00%	7,600	202,160
Series C, 6.50%	5,758	135,658
Pennsylvania (REIT) 7.375%	4,082	103,683
Prologis, Inc. Series Q, 8.54%	3,700	226,995
PS Business Parks, Inc.:
Series T, 6.00%	5,100	123,012
Series U, 5.75%	6,700	154,234
RAIT Financial Trust 7.625%	6,560	162,557
Saul Centers, Inc.:
Series A, 8.00%	3,440	90,644
Series C, 6.875%	14,926	376,882
Senior Housing Properties Trust 5.625%	4,000	92,000
Stag Industrial, Inc. Series A, 9.00%	40,000	1,114,000
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	255,502
Series C, 7.125%	6,788	169,632
Sun Communities, Inc. Series A, 7.125%	15,940	404,717
Taubman Centers, Inc. Series K, 6.25%	4,319	104,088
Terreno Realty Corp. Series A, 7.75%	5,000	130,450
UMH Properties, Inc. Series A, 8.25%	14,000	370,160
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	158,758
		23,863,623
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 187,617
TOTAL FINANCIALS		24,051,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,633,637
TOTAL PREFERRED STOCKS (Cost $34,343,050)		26,690,414
Bank Loan Obligations - 0.9%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE Select Hotels Corp. 5.892% 5/9/18 (h)	$ 497,840	497,840
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	248,750	250,616
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	165,000	164,588
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)	72,741	73,287
Cooper Hotel Group 12% 11/6/17	996,414	1,046,234
Extended Stay America, Inc. 9.625% 12/1/19	506,944	506,944
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (h)	20,000	20,300
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	334,914	334,914
		2,894,723
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	138,600	139,813
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (h)	280,725	282,129
TOTAL CONSUMER DISCRETIONARY		3,316,665
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - 0.5%
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	$ 2,973,021	$ 3,032,481
Real Estate Management & Development - 0.2%
CBRE Group, Inc. Tranche B, term loan 2.901% 3/28/21 (h)	83,938	83,570
CityCenter 8.74% 7/10/15 (h)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	21,748	21,721
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	722,658	722,658
		2,895,041
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (h)	44,438	44,715
TOTAL FINANCIALS		5,972,237
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (h)	66,204	66,535
Tranche E, term loan 3.4776% 1/25/17 (h)	24,839	24,870
ESH Hospitality, Inc. Tranche B, term loan 6/24/19 (k)	500,000	505,625
		597,030
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (h)	644,766	646,378
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche A, term loan 1.8995% 1/31/19 (h)	175,570	174,253
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	464,565	466,331
TOTAL BANK LOAN OBLIGATIONS (Cost $11,074,707)		11,172,894
Commodity Funds - 24.7%
	Principal Amount (e)	Value
Fidelity Commodity Strategy Central Fund (i) (Cost $389,716,654)	$ 30,938,185	$ 314,641,339
Fixed-Income Funds - 26.0%
Shares
Fidelity Floating Rate Central Fund (i) (Cost $311,345,496)	3,041,805	330,978,802
Preferred Securities - 0.0%
Principal Amount (e)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g) (Cost $565,774)	$ 500,000	25,000
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,005,260	7,005,260
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	339,150	339,150
TOTAL MONEY MARKET FUNDS (Cost $7,344,410)		7,344,410
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,311,206,987)		1,269,200,830
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,725,658
NET ASSETS - 100%		$ 1,272,926,488
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,566,767 or 2.3% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,760,188 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 622,682
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,662
Fidelity Commodity Strategy Central Fund	97,687
Fidelity Floating Rate Central Fund	12,942,470
Fidelity Securities Lending Cash Central Fund	661
Total	$ 13,049,480
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 326,292,334	$ 6,014,669	$ 34,873,790	$ 314,641,339	82.6%
Fidelity Floating Rate Central Fund	378,972,351	10,007,395	65,990,184	330,978,802	23.3%
Total	$ 705,264,685	$ 16,022,064	$ 100,863,974	$ 645,620,141
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,704,986	$ 582,397	$ -	$ 9,122,589
Financials	197,043,667	191,853,157	1,388,902	3,801,608
Materials	188,997	188,997	-	-
Corporate Bonds	24,824,723	-	24,102,468	722,255
U.S. Government and Government Agency Obligations	339,944,840	-	339,944,840	-
Asset-Backed Securities	12,413,202	-	7,456,986	4,956,216
Collateralized Mortgage Obligations	378,651	-	359,434	19,217
Commercial Mortgage Securities	20,539,319	-	15,793,811	4,745,508
Bank Loan Obligations	11,172,894	-	4,000,582	7,172,312
Fixed-Income Funds	330,978,802	330,978,802	-	-
Preferred Securities	25,000	-	-	25,000
Money Market Funds	7,344,410	7,344,410	-	-
Equity Funds	314,641,339	314,641,339	-	-
Total Investments in Securities:	$ 1,269,200,830	$ 845,589,102	$ 393,047,023	$ 30,564,705
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,004,593
Net Realized Gain (Loss) on Investment Securities	(300,335)
Net Unrealized Gain (Loss) on Investment Securities	2,050,862
Cost of Purchases	57,044
Proceeds of Sales	(9,912,133)
Amortization/Accretion	362,750
Investments in Securities: - continued
Transfers into Level 3	$ 30,743
Transfers out of Level 3	(728,819)
Ending Balance	$ 30,564,705
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 1,568,464

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,319,525,789. Net unrealized depreciation aggregated $50,324,959, of which $58,081,879 related to appreciated investment securities and $108,406,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/14	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 386,031	Discounted cash flow	Yield	10.0%	Decrease
Bank Loan Obligations	$ 3,611,167	Discounted cash flow	Yield	5.9% - 10.5%/ 8.9%	Decrease
Collateralized Mortgage Obligations	$ 19,217	Discounted cash flow	Yield	9.5% - 10%/ 9.8%	Decrease
Commercial Mortgage Securities	$ 313,126	Market comparable	Spread	12.9%	Decrease
Common Stocks	$ 9,122,589	Adjusted book value	Book value multiple	1.3	Increase
Asset Type	Fair Value at 06/30/14	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 722,255	Discounted cash flow	Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014